Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Unrecorded Unconditional Purchase Obligations Disclosure
The Partnership’s share of commitments to fund newbuilding and other construction contract costs as at June 30, 2017 are as follows:

	Total $	Remainder of 2017 $	2018 $	2019 $	2020 $
Consolidated LNG carrier newbuildings (i)	1,269,140	480,774	539,241	249,125	—
Equity-accounted joint ventures (ii)	1,316,080	248,879	563,618	305,833	197,750
	2,585,220	729,653	1,102,859	554,958	197,750

(i)
As at June 30, 2017, the Partnership had eight LNG carrier newbuildings on order which are scheduled for delivery between 2017 and 2019. These commitment amounts are described in more detail in Note 13a of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2016. The Partnership has secured $737 million of financing related to the remaining commitments for five of the eight LNG carrier newbuildings included in the table above (see Note 5a(ii)).

(ii)
The commitment amounts relating to the Partnership’s share of costs for newbuilding and other construction contracts in the Partnership’s equity-accounted joint ventures are based on the Partnership’s ownership percentage in each respective joint venture as of June 30, 2017. These commitments are described in more detail in Note 13a of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2016. Based on the Partnership's ownership percentage in each respective joint venture, the Partnership's equity-accounted joint ventures have secured $384 million of financing related to the remaining commitments included in the table above.